Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 3. Summary of significant accounting policies

Basis of consolidation

As of December 31, 2024, 2023, and 2022, the consolidated financial statements include information from the subsidiaries Effecti, Leadlovers, Ipe, Datahub, Mercos, Onclick, Nuvini LLC, Nuvini S.A. and Smart NX. Smart NX was acquired in 2023 and therefore was not included in the consolidated financial statements as of December 31, 2022. The consolidated financial statements incorporate the financial positions and the operational results of subsidiaries that the Group controls. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between the Company and its subsidiaries are eliminated, if applicable.

Functional currency and presentation currency

The items included in the Group’s financial statements are measured using the currency of the main economic environment in which the Group operates (its “functional currency”). The financial statements are presented in thousands of Brazilian Reais (R$), which is the functional currency of the Group.

Business combinations

Business acquisitions are accounted for using the acquisition method. The Group determines that it has acquired a business, rather than a group of assets, when the acquired set of assets and activities include an input and a substantive process that together significantly contribute to the ability to create outputs. Acquisition-related costs are expensed when incurred.

The consideration transferred in a business combination is measured at fair value. On the acquisition date, identifiable assets acquired and liabilities assumed are recognized at fair value on the acquisition date, unless otherwise stated.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

When consideration transferred by the Group in a business combination includes an obligation of the Group to provide additional payments to the sellers based on future performance of the business sold or services to the Group (a contingent consideration, as described in note 5), the Group evaluates whether the contingent consideration should be accounted for as compensation for post-combination services or contingent consideration and included in consideration transferred in accordance with IFRS 3—Business Combinations (“IFRS 3”). If the Group determines the arrangement is contingent consideration, the arrangement is further evaluated to see if the payments should be accounted for as an additional cash consideration or equity interests to the former owners (seller) if certain future events occur. The current arrangements resulting from the acquisitions detailed in note 5 have been accounted for as contingent consideration, are measured at fair value at the acquisition date and included in the consideration transferred.

Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retroactively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period (which cannot exceed one year from the acquisition date), related to facts and circumstances that existed at the acquisition date.

Deferred and contingent considerations are remeasured at fair value at subsequent reporting dates and changes in fair value are recognized in profit or loss. Deferred consideration that are based on fixed contractual amounts are at amortized cost.

If the initial accounting for a business combination is incomplete at the end of the period in which the combination occurred, the Group records provisional amounts based on estimated or projected values for items for which accounting is incomplete. These provisional amounts are adjusted during the measurement period or additional assets and liabilities are recognized to reflect new information obtained relating to facts and circumstances existing at the acquisition date, which, if known, would have affected the amounts recognized on that date.

Financial instruments

Financial assets and financial liabilities are recognized in the Group’s statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets are presented as current assets, except those with maturity of more than 12 months after the balance sheet date. The classification of the Group’s financial assets and liabilities is detailed in note 6.

Financial assets

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Financial assets that meet the following conditions are measured subsequently at amortized cost:

●	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows.

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets.

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

Despite the foregoing, the Group may make the following irrevocable election/designation at initial recognition of a financial asset:

●	The Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met.

●	The Group may irrevocably designate an investment that meets the amortized cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

Amortized cost and effective interest method

The effective interest method is a method of calculating the amortized cost of a financial instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the financial instrument, or, where appropriate, a shorter period, to the gross carrying amount of the financial instrument on initial recognition.

Interest income is recognized using the effective interest rate for financial assets measured subsequently at amortized cost and at FVTOCI. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit- impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset.

Financial assets at FVTPL

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in financial income and expense on the income statement.

Impairment of financial assets

The Group recognizes a provision for expected credit losses (“ECL”) on trade receivables and contract assets measured under IFRS 9. To measure the expected credit losses, trade receivables and contract assets have been grouped as they have substantially the same risk characteristics and are related to the same types of contracts; therefore, the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets. The Group applies the ’simplified’ approach to measure the ECL, since the Group’s trade receivables do not include a significant financing component and are not considered to be complex. The Group therefore recognizes the lifetime expected credit losses over the life of the trade accounts receivable and other assets. The Group evaluates whether ECL would be required to be recorded for other assets periodically and on an individual basis.

The nature of the Group’s SaaS business model mitigates the risk of credit losses, as customers usually pay in advance or have payment terms from 30-60 days. The Group estimates expected credit losses by taking into consideration historical credit losses experienced by aging and maturity categories based on contract or invoice payment due dates and financial factors specific to the customers, as well as general economic conditions.

Write-off policy

The Group writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over 3 months past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures and applicable legislation where appropriate. Any provisions and recoveries made are recognized in general and administrative expenses in profit or loss.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the financial asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

Financial liabilities and equity

Classification as financial liability or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the terms and substance of the contractual arrangements.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs. A repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Financial liabilities

Financial liabilities are subsequently measured (i) at amortized cost using the effective interest rate method or (ii) at FVTPL.

●	Financial liabilities at FVTPL: Financial liabilities are classified at FVTPL when the financial liability is (i) a contingent consideration of a buyer in a business combination that is classified as a liability, (ii) held for trading, or (iii) designated at FVTPL. As of December 31, 2024, 2023, and 2022, the Group had financial liabilities designated at FVTPL recorded in the financial statements related to the contingent consideration related to the acquisition of equity interests in the subsidiaries, as detailed in notes 5 and 6.

●	Financial liabilities at amortized cost: Financial liabilities other than (i) contingent consideration of a buyer in a business combination that is classified as a liability or, (ii) assigned to FVTPL are subsequently measured at the amortized cost using the effective interest rate method.

Derecognition of financial liabilities

The Group derecognizes financial liabilities only when its obligations are extinguished and canceled. The difference between the carrying amount of the financial liability and the consideration paid and payable is recognized in profit or loss.

Derivatives

Derivatives are recognized initially at fair value at the date the derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in profit or loss immediately. A derivative with a positive fair value is recognized as a financial asset, whereas, a derivative with a negative fair value is recognized as a financial liability. A derivative is presented as a non-current asset or non-current liability if the remaining maturity of the instrument is more than 12 months and is not due to be realized or settled within 12 months.

Fair value measurement

The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes. The Group measures financial instruments at fair value on each balance sheet closing date. Fair value is the price that would be received by the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date.

The fair value measurement is based on the assumption that the transaction to sell the asset or transfer the liability will occur (i) in the principal market for the asset or liability, or, in the absence of a main market, (ii) in the market most advantageous to the asset or liability.

Measuring the fair value of a non-financial asset takes into account the ability of the market participant to generate economic benefits using the asset at its best possible use or by selling it to another market participant who would use the asset at its best use.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy described below, based on the lowest level information that is significant to the measurement of the fair value as a whole.

●	Level 1—Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

●	Level 2—Evaluation techniques for which the lowest and most significant level information for measuring fair value is directly or indirectly observable.

●	Level 3—Evaluation techniques for which the lowest and most significant level information for fair value measurement is not available.

If all significant inputs required to measure the fair value of an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. The fair value of the contingent consideration classified as level 3 is calculated based on the judgment of the Group and the probability of meeting the goals of the acquisition made during the year. The fair value is based on a business plan agreed to by Management and the seller of the acquired company, that includes projected revenue balances individual to each subsidiary and therefore is not deemed observable market data.

For assets and liabilities recognized in the financial statements at fair value on a recurring basis, the Group determines whether there have been transfers between hierarchy levels, reassessing categorization (based on the lower and most significant level information for the fair value measurement as a whole) at the end of each reporting period.

Goodwill

Goodwill is initially recognized and measured as described above in business combinations. Goodwill is not amortized, but is tested for impairment at least annually, or when circumstances indicate an impairment loss. For the purposes of the impairment test, goodwill is allocated to each of the Group’s cash generating units (“CGUs”). To determine the CGU, assets are grouped at the lowest levels for which there are independent cash flows. For purposes of this test, goodwill is allocated to the CGUs or groups of CGUs that will benefit from the synergies of the combination. The CGUs identified were Effecti, Ipe, Leadlovers, Datahub, Onclick, Mercos, and Smart NX.

An impairment loss exists when the book value of the CGU exceeds its recoverable amount, which is the higher of the fair value less selling expenses and the value in use. If the recoverable amount of the CGU is less than the carrying amount, the impairment loss is first allocated to reduce the carrying amount of the goodwill allocated to the unit and, subsequently, to the other assets of the unit, proportionally to the carrying amount of each of the assets. Goodwill impairment losses are recognized in the period they are incurred. Impairment losses recognized for goodwill cannot be reversed in a subsequent period. On disposal of the CGU, the attributable value of goodwill is included in the calculation of profit or loss on disposal.

Intangible assets, net

Recognition and measurement

Intangible assets acquired separately are measured at cost upon initial recognition. The cost of intangible assets acquired in a business combination corresponds to the fair value on the acquisition date. After initial recognition, intangible assets are stated at cost, less accumulated amortization and accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized, and the expense is reflected in the statement of income in the year in which it is incurred. The useful life of an intangible asset is assessed as finite or indefinite.

Intangible assets with finite lives are amortized on a straight-line basis over their economic useful lives and assessed for impairment whenever there is an indication of loss of economic value of the asset. The amortization period and method for an intangible asset with a finite life are reviewed, at least, at the end of each year. Changes in the estimated useful life or in the expected consumption of the future economic benefits of these assets are accounted for through changes in the amortization period or method, as the case may be, and are treated as changes in accounting estimates. Amortization of intangible assets with finite useful lives is recognized in the income statement within the general and administrative expenses category with the exception of the amortization of technology software and customer relationships intangible assets included in cost of sales expense category.

Intangible assets with indefinite useful lives, such as goodwill, are not amortized, but are tested at least annually or when circumstances indicate loss due to devaluation of the asset in relation to losses due to reduction to its recoverable value, individually or at the level of the CGU. The indefinite life assessment is reviewed annually to determine whether this assessment remains justifiable. Otherwise, the change in useful life from indefinite to finite is made prospectively.

As of December 31, 2024 and 2023, the following asset types have finite useful lives and the average useful lives applied by the Group remain unchanged as shown below:

Category:	Useful life (years)
Technology software	5-10
Brands	22-25
Customer relationships	3-17
Non-competition agreements	5-6

An intangible asset is derecognized at the time of its sale (that is, the date on which the beneficiary obtains control of the related asset) or when no future economic benefits are expected from its use or sale. Any gain or loss resulting from the derecognition of the asset is recognized in the statement of profit or loss for the year.

Subsequent expenses

Subsequent expenses are capitalized only when they increase the future economic benefits incorporated into the specific asset to which they relate. All other expenses, including expenses with generated goodwill, trademarks and patents, are recognized in net profit or loss as incurred.

Property and equipment, net

Recognition and measurement

Assets are measured at the historical cost of acquisition or construction, less accumulated depreciation and any accumulated losses due to impairment. When significant parts of an asset item have different useful lives, they are recorded as separate items of the asset. Any gains or losses on the disposal of an asset are recognized in net profit or loss.

Subsequent costs

Subsequent costs are capitalized only when it is likely that the future economic benefits associated with cost will be earned by the Group.

Depreciation

Depreciation is recognized using the straight-line method based on the estimated useful life of the assets and the assets’ residual values.

As of December 31, 2024 and 2023, the average useful lives applied by the Group are the following:

Category:	Useful life (years)
Machinery and equipment	3
Furniture	10
Computer and peripherals	5
Facilities	10
Vehicles	10

Depreciation methods, useful lives and residual values are reviewed at each balance sheet date and adjusted where appropriate.

Leases

The Group assesses whether a contract is, or contains, a lease, at inception of the contract. The Group recognizes a right-of-use asset (which includes real estate and office buildings) and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. Lease payments include fixed payments (including substantially fixed payments) minus any rental incentives to be received, variable lease payments that are based on an index or a rate and expected amounts to be paid under residual value guarantees.

The right-of-use assets comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. Right-of-use assets are depreciated over the shorter period of lease term and useful life of the right-of-use asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

●	The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is re-measured by discounting the revised lease payments using a revised discount rate.

●	The lease payments change due to changes in an index or rate, in which case the lease liability is re-measured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

●	If a lease contract is modified and the lease modification is not accounted for as a separate lease, the lease liability is re-measured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

Research and development

Research expenses are recognized when incurred, and development expenses linked to technological innovations of software are capitalized when all of the following aspects are met:

●	Technical feasibility can be demonstrated to complete the asset so that it is made available for use or sale.

●	The Group has the ability to complete the intangible asset and intends to use or sell it.

●	The way in which intangible assets will generate future economic benefits can be demonstrated

●	Technical, financial and other adequate resources to complete the development and use or sale of intangible assets are available.

●	The Group has the ability to reliably measure the expenses attributable to intangible assets during its development.

Capitalized expenses, when the criteria described above are met, include labor costs that are directly attributable to the preparation of the asset. Development activities involve a plan or project aimed at producing new products for sale or enhancing a platform for use.

All development costs, including intangible assets under development, have been internally generated by the Group, such as enhancing software features. The Group’s activity supported continuous development of the business processes focused on sales, marketing and customer service within the subsidiaries Onclick, Leadlovers and Mercos. Development costs are capitalized at cost and amortized over the useful life of the asset. Any capitalized development costs are evaluated for impairment at least annually.

Cash and cash equivalents

Cash and cash equivalents include cash, cash deposits, and temporary short-term investments. Cash and cash equivalents together with other short-term, highly liquid investments maturing within 90 days from the date of acquisition that are considered immediately convertible into a known amount of cash and are subject to a negligible risk of change in value. Cash and cash equivalents are recorded at cost plus income earned up to the balance sheet date, which does not exceed its market value or realizable value.

Trade accounts receivable, net

Trade receivables are amounts due from customers for services performed in the ordinary course of business. Trade receivables are recognized initially at the transaction price unless they contain significant financing components when they are recognized at fair value plus, when applicable, a monetary variation for foreign currency adjustment incurred during the reporting period. The Group’s receivables come from the provision of services provided based on the customer’s terms of acceptance after the performance obligations have been met. They are generally due for settlement within 30 to 60 days and are therefore all classified as current assets. The Group estimates expected credit losses as described in note 3.

Accounts payable to suppliers

Accounts payable are stated at known amounts, plus, when applicable, a monetary variation for foreign currency adjustment incurred during the reporting period.

Other assets and liabilities

Other assets and liabilities are shown as known or calculable amounts, plus, where applicable, the corresponding income (charges) earned (incurred) up to the balance sheet date. The non-current assets and liabilities are classified in non-current assets and liabilities, respectively, and represent realizable rights and obligations payable after twelve months.

Revenue recognition

Revenue is measured in accordance with IFRS 15—Revenue from Contracts with Customers (“IFRS 15”), which establishes five-step model for measuring and recognizing revenue from contracts with customers. The Group has adopted the practical expedient to apply IFRS 15 to a portfolio of contracts. The Group’s reported revenue is mainly attributable to software subscription and licensing revenues, including licensing fees, revenue from maintenance and product support services, customization and consulting services.

The Group applies certain judgment in assessing the terms of revenue from contracts with customers. Revenues are recognized when there is a contract with the customer, the performance obligations are identified, the transaction price is reliably measurable and allocated, and when the control of the goods or services are transferred to the customer. For all contracts, the Group obtains formal evidence of customer acceptance of the service. Revenue stemming from software licensing is recognized after the software is made available to the customer, its value can be reliably measured (as per the terms of the agreement) and it is likely that future economic benefits will be generated in favor of the Group. The Group evaluates each contract individually, its critical terms and business relationship with its customer and any associated third party. Revenue from customization and consulting services are recognized as services are provided, according to the terms of the service contracts. Cases in which the service was provided, but not yet invoiced, are recorded as services to be invoiced under accounts receivable as contract assets. Cases in which services have not been provided but payment has been received, are recorded as a contract liability, herein referred to as “deferred revenue”, for services to be delivered in the future.

Revenue is presented net of taxes, discounts, refunds and cancellations, when applicable. For specific subsidiaries of the Group (i.e. Leadlovers), standard contract terms state that customers have a right of refund within 30 days. At the point of sale, a refund liability and a corresponding adjustment to revenue is recognized for those products expected to be returned. Early pay discounts are not granted to customers, however a promotional discount to promote Holiday sales was granted in December 2024, 2023 and 2022, the total discounts given were immaterial and are recorded as a reduction to total revenue.

All transaction prices are fixed and do not include variable pricing, apart from the transaction price for Effecti customers which includes a variable component where customers are offered a temporary discount if the customer has a valid expectation of a price concession. The discount granted to customers is immaterial as of December 31, 2024, 2023 and 2022. Revenue is not recognized if there is significant uncertainty in its realization.

The Group separate revenues into (i) SaaS platform subscription services and (ii) data analytics, (iii) set-up and other services as follows:

SaaS platform subscription services

Revenue comprises (i) software subscription (subscription services), in which customers have access to software on multiple devices simultaneously in its latest version; (ii) maintenance, including technical support and technological evolution; and (iii) services, including cloud computing and customer service.

The services listed are all part of the multi-vertical SaaS solution umbrella. Customers can benefit from each product or service on its own, or in conjunction with another readily available resource, and the promise to deliver each product or service is distinct and explicitly stated within the context of each contract. The individual functionalities of the platforms being offered to customers are grouped as a singular performance obligation if the functionalities are seen as part of the integrated service and are highly interrelated. The customer uses the Group’s online platform to purchase the services which are presented in a series of bundles. Customers can purchase access to the software platform via a software subscription or could purchase a bundle consisting of the software platform and maintenance or additional services. The bundles are all listed clearly for the customer with transparent pricing and services and are considered as one performance obligation since it represents a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer.

This revenue service is recognized on a monthly basis over the contract period as the performance obligation is satisfied and as services are provided, from the date on which the services and software are made available to the customer and all other revenue recognition criteria are met. A time-based output method to measure progress and recognize revenue on a straight-line basis over the contract term. Contract periods are typically 12 months in length.

If in future contracts, performance obligations identified are not delivered concurrently or have the same pattern of transfer, the Group will establish the stand-alone selling price for each performance obligation and allocate the transaction price accordingly.

Data analytics, set-up and other services

Revenues from additional services that customers can add to the platform, recognized in accordance with IFRS 15, usually for the provision of services to customers linked to a specific service contract:

(i)	A licensing fee (which is on an invoice-basis and not subscription-based model) is recognized at a point in time when all risks and benefits inherent in the license are transferred to the buyer through the availability of the software and the value can be measured reliably, as well as it is probable that the economic benefits will be generated in favor of the Group.

(ii)	Revenues from implementation and customization services represent a performance obligation distinct from other services and are billed separately and recognized over time as costs incurred in relation to the total expected costs, realized according to the execution schedule and when there is a valid expectation of receipt of the customer. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price. The performance obligations, such as implementation services and customization services, have observable inputs that are used to determine the standalone selling price of those distinct performance obligations. Invoiced revenues that do not meet the recognition criteria do not make up the balances of the respective revenue accounts and receivables.

(iii)	Revenue from consulting and training services is recognized at the time the services are provided and consideration is received.

Taxation

Current income tax

Current income tax is the amount of corporate income taxes expected to be payable or recoverable by the Group’s entities, based on the profit for the period as adjusted for items that are not taxable or not deductible, and is calculated using tax rates and laws that were enacted or substantively enacted at the balance sheet date in the jurisdictions in which the Group entities operate.

In Brazil, income tax is generally computed on taxable income at the rate of 15%, plus an additional 10% for profits that exceed R$240 in the 12-month period, plus an additional social contribution taxed at the rate of 9%.

In 2022, subsidiary Apie.comm qualified for the presumed profit method. Under the presumed profit method, the income tax is determined by applying the same rates stated above to a determined presumed profit margin which ranges from 8% to 32% applied to gross revenues, depending on the taxpayer’s activity. Use of the presumed profit method is generally limited to entities with gross revenues of less than R$78 million in the prior taxable year. In 2023, Smart NX Ltda qualified as a small business with non-significant annual revenue and was qualified for the Simples Nacional tax. Under this regime, the company was subject to a tax rate of 11.5% applied to its monthly revenue. All other Company subsidiaries record taxable income under the Lucro Real (“Actual profits”) taxation regime. Use of the Lucro Real method is required for Companies with gross revenue exceeding R$78 million in the prior taxable year but is electable. This method is electable by Companies who do not meet the gross revenue target. As of December 31, 2024, there were no changes to taxable income methods.

Deferred income tax

Deferred income tax is recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts on the balance sheet. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the balance sheet date, and which are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

Deferred tax liabilities are generally recognized for all taxable temporary differences, but not recognized for taxable temporary differences arising on investments in subsidiaries where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future. Deferred tax liabilities are not recognized on temporary differences that arise from goodwill, which is not deductible for tax purposes.

Deferred tax assets are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized and are reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred income tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax-planning strategies. As of December 31, 2024 and 2023, the Group has not recognized deferred tax assets related to tax loss carry forwards.

Deferred tax assets and liabilities are not recognized in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination. Deferred tax is not discounted.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Uncertain tax positions

Brazilian tax legislation, regulations and interpretations are inherently complex and jurisprudence continuously evolves. The Group recognizes the income tax benefit of an uncertain tax position when it is more likely than not that the ultimate determination of the tax treatment of the position will result in that benefit being realized. However, this does not mean that tax authorities cannot challenge these positions. Interest charges on current tax liabilities that have not been funded are accrued, which includes interest and penalties, as applicable, arising from uncertain tax positions. These charges are recorded as a component of income tax expense.

Employee benefits

Short-term employee benefits

Short-term employee benefit obligations are recognized as personnel expenses as the corresponding service is provided within general and administrative expenses on the income statement. A liability is recognized for the expected payment amount if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be reliably estimated.

Share-based compensation plan

The executives, advisors and employees of the Group receive share-based payments, where the beneficiaries provide services in exchange for equity securities. The cost of transactions settled with equity instruments is measured based on the fair value of the equity instruments at the date they were granted, using an appropriate valuation model, the details of which are provided in note 6.

The cost is recognized in employee benefit expenses in conjunction with the corresponding increase in equity (in capital reserves), over the period in which the service is provided and, when applicable, performance conditions are fulfilled (“vesting period”). The cumulative expense recognized for transactions that will be settled with equity securities on each reporting date up to the vesting date reflects the extent to which the vesting period may have expired and the Group’s best estimate of the number of grants that, ultimately, will be acquired. The expense or credit in general and administrative expenses in the income statement for the period represents the movement in the accumulated expense recognized at the beginning and end of that period.

No expense is recognized for grants that complete their vesting period because performance and/or service conditions have not been met. When grants include a market condition or non-vesting condition, transactions are treated as vesting regardless of whether the market condition or non-vesting condition is met, provided that all other performance conditions and/or services are met.

Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted net loss per share is computed by giving effect to all potential ordinary shares, including outstanding share options, subscription rights and potential conversions related to the debentures, to the extent dilutive. Basic and diluted net loss per share was the same for the periods ended December 31, 2024, 2023, and 2022 as the inclusion of all potential common shares outstanding would have been anti-dilutive.

Related parties

Related party transactions are the transfer of resources, services or obligations between the Group and a related party, regardless of whether a price is charged in return. Related party transactions that are carried out between the Group are eliminated for consolidation purposes.

As of December 31, 2024 and 2023, the Group maintained transactions with related parties. Information on related parties is described in note 9.

Use of estimates and judgments

In the preparation of financial statements, it is necessary that Management make use of estimates and adopt assumptions for the accounting of certain assets, liabilities and other transactions. Management bases its judgments and estimates on historical experience and on other various factors it believes to be reasonable under the circumstances, the result of which forms the basis of the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

The following are significant estimates, assumptions and judgements made by Management in the years ended December 31, 2024, 2023 and 2022.

Fair value of financial liabilities

Nuvini Warrants (see note 17) are recorded as financial liabilities on the consolidated statement of financial position and are measured on each reporting date. In assessing the fair value of the warrants, the fair value was calculated based on the listed market price of such warrants (level 1).

Liabilities for contingent consideration for acquisitions (see note 6) are measured at estimated fair value, level 3, which requires significant judgment by Management regarding unobservable market data and assumptions as to the amounts and probability of the acquired subsidiaries meeting future financial and operating targets is based on business plans agreed to by Management and the Sellers.

The Exposure Premium (see note 15), as well as the subscription rights (see note 17), are derivative liabilities measured at estimated fair value (level 3), which requires significant judgment by Management regarding assumptions as to the probability and timing of a liquidity event occurring, as well as the estimated fair value of the Company in the future. These estimates incorporate assumptions about future operating performance of the Company, general economic conditions, future interest rates and market volatility, among others. In estimating the fair value, the Group uses market-observable data to the extent it is available.

The Group engages valuation specialists to assist in establishing the appropriate valuation techniques and inputs for its valuation model.

The estimated fair values are particularly sensitive to changes in one or more unobservable inputs which are considered reasonably possible within the next financial year.

Impairment of tangible and intangible assets, including goodwill

Management tests tangible and intangible assets, including goodwill, for impairment at least annually, or more frequently if events or changes in circumstances indicate that the tangible or intangible asset might be impaired and there are indicators that show a deterioration of the fair value. When such evidence is identified and the net book value of the tangible or intangible asset exceeds its recoverable value, a provision is made for impairment, adjusting the carrying value to the recoverable value.

The Group analyzed evidence of loss to recoverable value of assets, considering internal and external factors as provided for by IAS 36—Impairment of Assets, and identified the existence of factors that resulted in recording impairment losses on certain CGUs, as described in note 11.

Provision for risks

Risk provisions are identified and recorded based on the risk assessment made by Management. This risk assessment is based on information available on the date of preparation of the financial statements. Periodically, the Group revisits its evaluation as a result of the progress of the processes and obtaining new information. In 2024, the Group recorded provisions for risk related to employee labor tax and certain labor and civil lawsuits in which likelihood of loss was determined as probable by Management. For further information on risk provisions recorded during the years ended December 31, 2024, 2023 and 2022, see note 16.

Provision for expected losses from accounts receivable

When deemed necessary by Management, the provision for expected losses of accounts receivable is recorded, considering the concept of expected losses in accordance with IFRS 9—Financial Instruments (“IFRS 9”). Management takes into consideration historical credit loss experience by aging categories (i.e. maturity buckets based on contract or invoice payment due date) and financial factors specific to the debtors and general economic conditions when calculating expected losses. Management uses the assumption that default occurs when the contract payments with customers are past due over 90 days.

Acquisition price allocation—business combination and accounting treatment of commitments made for acquisition of equity interest

During the acquisition price allocation process in a business combination, Management uses assumptions (including growth rate, projections, discount rate, useful life, among others), which involve a significant level of estimates and judgments in order to determine the fair value of the net assets acquired, liabilities assumed and determination of goodwill and other intangible assets. See further details regarding business combinations in note 5.

Share-based compensation

The Group estimates the fair value of stock option awards on the grant date using the Black-Scholes option pricing model. Management must determine the appropriate assumptions to use to estimate the fair value of the equity instruments, including the expected option life, expected volatility, and risk-free interest rate. See further details regarding share-based compensation in note 19.

Listing Expenses

Listing expenses consist of a one-time non-cash expense recorded in 2023, representing the cost incurred in connection with achieving a listing on the Nasdaq and calculated in accordance with IFRS 2 as the difference between the fair value of the equity instruments issued to acquire Mercato and the fair value of the identifiable net assets acquired.